Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jan. 31, 2019	Oct. 31, 2020
Disclosure Of Income Taxes [Line Items]
Amount of tax recovered	$ 38
Additional income tax by denying the tax deductibility		$ 1,115